Other Income - Summary of Other Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Income [Abstract]
Other income	€ 540	€ 66	€ 83